Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Aggregate liquidation preference (in Dollars)	$ 0	$ 222,345
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	18,858,216
Common stock, shares issued	32,337,550	3,335,889
Common stock, shares outstanding	32,337,550	3,335,889
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		12,550,441
Preferred stock, shares issued		8,048,573
Preferred stock, shares outstanding		8,048,573
BOLT THREADS, INC.
Aggregate liquidation preference (in Dollars)		$ 222,345	$ 344,712
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		63,950,000	63,950,000
Common stock, shares issued		11,312,318	10,470,533
Common stock, shares outstanding		11,312,318	10,470,533
BOLT THREADS, INC. | Convertible Preferred Stock
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		42,559,738	42,559,738
Preferred stock, shares issued		27,293,219	35,711,306
Preferred stock, shares outstanding		27,293,219	35,711,306
Aggregate liquidation preference (in Dollars)		$ 222,345	$ 344,712